Acquisition (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Jul. 26, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2021	Dec. 31, 2019
Acquisition (Details) [Line Items]
Authority approximately amount		$ 0.8
Shares issued		2,000,000	498,578	386,735		576,270
Exercise price				$ 0.01	$ 0.17
Purchase price			$ 411,781
Shares issued value		$ 224,200
Stock price			$ 187,581
Dividend yield percentage			0.00%
Expected volatility rate			80.00%
Risk free interest rate			0.14%
Expected life			2 years
Fair value warrant amount				$ 691,473
Share warrants	8,000,000
Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Shares issued		2,000,000
Warrant [Member]
Acquisition (Details) [Line Items]
Shares issued		8,000,000	8,000,000
Exercise price		$ 0.26
Dividend yield percentage			0.00%
Expected volatility rate			59.69%
Expected life			2 years
Jet CU former [Member]
Acquisition (Details) [Line Items]
Additional ordinary shares	5,428,572
Digiflex Inc [Member]
Acquisition (Details) [Line Items]
Percentage of acquisition two wholly-owned subsidiaries		100.00%
Digiflex Former Shareholders and Option Holders [Member]
Acquisition (Details) [Line Items]
Authority approximately amount		$ 1,000,000